Acquisition of B&N College - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended							1 Months Ended
	Apr. 28, 2012	May 01, 2010	Sep. 30, 2009	Sep. 30, 2009 Short-term deferred tax liability	Sep. 30, 2009 Long-term deferred tax liability	Sep. 30, 2009 B&N College	Apr. 28, 2012 B&N College	Apr. 30, 2011 B&N College	May 01, 2010 B&N College	Apr. 28, 2012 B&N College Customer Relationships Year	Sep. 30, 2009 B&N College Customer Relationships	Sep. 30, 2009 Senior Notes	Sep. 30, 2009 Junior Subordinated Note	Jun. 13, 2012 Junior Subordinated Note Subsequent Event
Business Acquisition [Line Items]
Debt, principal amount												$ 100,000	$ 150,000
Debt, interest rate												8.00%	10.00%
Purchase price paid						596,000
Cash paid						346,000
Seller Notes						250,000
Cash bonuses paid to members						82,352
Number of members, cash bonuses paid						192
Credit facility, acquisition financed						150,000
Settlement waive amount														22,750
Acquisition-related expenses		10,400
Trade name						245,000
Amortizable intangible assets											255,000
Historical customer attrition useful life										50
Amortization period										25
Amortization of acquired intangibles	3,935						10,200	10,200	5,950
Deferred taxes				26,810	207,821	234,631
Goodwill			$ 272,879